STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:

	Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 through December 31,
	2012	2011	2012
Employee and director stock option grants:
Research and development	$319,703	$190,172	$808,261
General and administrative	1,010,605	570,884	3,158,792
	1,330,308	761,056	3,967,053
Non-employee consultant stock option grants:
Research and development	79,879	36,157	116,036
General and administrative	93,110	110,247	275,081
	172,989	146,404	391,117

Total stock-based compensation	$1,503,297	$907,460	$4,358,170

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes weighted-average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Volatility	109% -115%	110% -115%
Risk-free interest rate	0.7% - 0.925%	0.89% – 3.17%
Expected life (years)	5.06 - 6.25	5.5 – 6.25
Dividend	0%	0%
Weighted-average exercise price	$0.75	$1.16
Weighted-average grant-date fair value	$0.62	$0.98

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

A summary of stock option activity is as follows:

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at November 7, 2002	—
Granted	1,013,583	$2.36
Canceled	(222,547)	$2.63
Forfeited	(21,847)	$2.91
Outstanding at December 31, 2010	769,189	$2.69
Canceled	(769,189)	$2.69
Options acquired in connection with a business combination	49,159	$100.52
Granted	5,226,500	$1.16
Canceled	(9,992)	$115.16
Forfeited	(438,029)	$2.44
Outstanding at December 31, 2011	4,827,638	$1.82
Granted	1,956,650	$0.75
Canceled	(1,666)	$0.45
Forfeited	(343,434)	$1.38
Outstanding at December 31, 2012	6,439,188	$1.52

Vested, December 31, 2012	2,352,974	$2.63	8.47	$161,799
Unvested, December 31, 2012	4,086,214	$0.88	9.26	$258,730
Exercisable at December 31, 2012	2,352,974	$2.63	8.47	$161,799